Share Capital (Details Textual) ₨ / shares in Units, ₨ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 17, 2019 INR (₨) ₨ / shares	Feb. 17, 2016 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 INR (₨) shares
Details of Equity [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | ₨ / shares	₨ 20
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	₨ 3,321
Maximum Amount Of Approved For Buyback		₨ 15,694
Maximum amount per equity share approved for buyback | ₨ / shares		₨ 3,500
Purchase of treasury shares			₨ (535)	$ (8)	₨ 0	₨ 0
Income tax consequences of dividends proposed or declared before financial statements authorised for issue not recognised as liability	₨ 683
Purchase of treasury shares in numbers | shares					0
Buyback of Shares Treasury Shares In Numbers | shares						5,077,504
Increase Decrease Through Buyback of Treasury Shares						₨ 25
Shares Purchased By ESOS Trust Shares | shares			217,976	217,976
Shares Purchased By ESOS Trust Value			₨ 535
Par value per share | ₨ / shares			₨ 5